NOTE 13. Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Deferred income tax assets:
Provision for doubtful accounts	$ 7,531	$ 5,334
Accrued liabilities	1,604	907
Tax loss carry forward	1,470	715
Other temporary differences	455	598
Deferred income tax assets - current	11,060	7,554
Current Deferred income tax liabilities:
Unearned income	(2,309)	(2,039)
Net deferred income tax liabilities	8,751	5,515
Non-current Deferred income tax assets:
Accrued liabilities	1,773	1,789
Tax loss carry forward	4,411	2,145
Others	0	192
Deferred income tax assets - non-current	6,184	4,126
Non current Deferred income tax liabilities:
Unearned income	(104)	0
Deferred income tax assets - non-current	$ 6,080	$ 4,126